Expense Example {- Freedom Lifetime Income I Portfolio} - 02.28 VIP Freedom Lifetime Income Funds Investor Combo PRO-09 - Freedom Lifetime Income I Portfolio - VIP Freedom Lifetime Income I Portfolio-Investor VIP
Apr. 30, 2021 USD ($)
Expense Example:
1 year	$ 44
3 years	138
5 years	241
10 years	$ 542